American Century Investments®
Quarterly Portfolio Holdings
Avantis® Emerging Markets Value ETF (AVES)
November 30, 2023

Avantis Emerging Markets Value ETF - Schedule of Investments
NOVEMBER 30, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 100.1%
Brazil — 6.4%
Allos SA	62,257	322,413
Auren Energia SA	8,200	24,373
Banco Bradesco SA	122,500	355,401
Banco Bradesco SA, ADR	295,463	983,892
Banco do Brasil SA	124,500	1,372,218
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	48,400	118,295
BrasilAgro - Co. Brasileira de Propriedades Agricolas	15,300	75,100
Braskem SA, Class A, ADR(1)	16,631	129,389
C&A MODAS SA(1)	31,400	52,758
CCR SA	137,500	378,247
Cia Brasileira de Distribuicao, ADR(1)	31,273	20,102
Cia Ferro Ligas da Bahia - FERBASA, Preference Shares	9,500	89,614
Cia Siderurgica Nacional SA, ADR	176,850	581,836
Cielo SA	129,100	105,178
EcoRodovias Infraestrutura e Logistica SA	77,300	135,376
Embraer SA, ADR(1)(2)	23,166	405,173
Empreendimentos Pague Menos SA	56,500	38,225
Enauta Participacoes SA	16,000	50,320
Engie Brasil Energia SA	28,800	258,390
Even Construtora e Incorporadora SA	18,300	26,100
Ez Tec Empreendimentos e Participacoes SA	32,500	122,418
Gafisa SA(1)	4,256	5,664
Gerdau SA, ADR	208,191	928,532
Grupo Casas Bahia SA(1)	369,700	39,809
Guararapes Confeccoes SA(1)	31,731	39,454
Hidrovias do Brasil SA(1)	167,900	124,508
Iguatemi SA	4	2
Iochpe Maxion SA	47,700	115,518
IRB-Brasil Resseguros SA(1)	25,816	266,130
Itau Unibanco Holding SA, ADR	187,668	1,201,075
Jalles Machado SA	21,700	35,226
JHSF Participacoes SA	76,100	67,565
Kepler Weber SA	40,600	92,137
Klabin SA	75,600	347,892
Localiza Rent a Car SA(1)	105	1,207
LOG Commercial Properties e Participacoes SA	7,600	35,529
Mahle-Metal Leve SA	4,500	29,037
Marisa Lojas SA(1)	5,380	4,197
Minerva SA	51,900	76,869
Moura Dubeux Engenharia SA(1)	17,300	41,510
Movida Participacoes SA	33,100	74,444
Multilaser Industrial SA(1)	50,300	22,380
Oceanpact Servicos Maritimos SA(1)	24,600	28,538
Pagseguro Digital Ltd., Class A(1)	45,241	456,029
Petroleo Brasileiro SA, ADR	41,839	638,882
Petroleo Brasileiro SA, ADR, Preference Shares	53,855	783,590
Petroreconcavo SA	45,400	182,262
Portobello SA	10,300	14,523
PRIO SA(1)	102,800	963,453

Raizen SA, Preference Shares	229,800	169,944
Randon SA Implementos e Participacoes, Preference Shares	39,400	89,814
Romi SA	11,440	29,750
Sao Martinho SA	32,700	219,570
Sendas Distribuidora SA, ADR(2)	23,926	315,823
Ser Educacional SA(1)	4,300	5,574
StoneCo Ltd., A Shares(1)	66,450	1,036,620
Suzano SA, ADR	109,106	1,184,891
SYN prop e tech SA(1)	11,300	9,573
Taurus Armas SA, Preference Shares	24,000	69,922
TIM SA, ADR	32,186	567,439
Trisul SA	16,100	18,318
Tupy SA	3,700	19,485
Ultrapar Participacoes SA, ADR	186,401	948,781
Unipar Carbocloro SA, Class B Preference Shares	9,600	144,428
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	117,100	186,996
Vale SA, ADR	61,139	917,085
Vibra Energia SA	187,400	887,876
Wilson Sons SA	30,300	95,048
XP, Inc., Class A	49,321	1,148,686
		20,326,403
Chile — 0.6%
Banco de Chile	4,718,110	530,587
Banco de Credito e Inversiones SA	10,794	289,914
Banco Itau Chile SA	7,822	77,105
Cencosud Shopping SA	2,217	3,539
Colbun SA	1,970,440	311,999
Embotelladora Andina SA, Class B Preference Shares	74,161	178,689
Empresa Nacional de Telecomunicaciones SA	28,708	95,651
Empresas CMPC SA	243,329	470,563
Parque Arauco SA	55,119	79,161
Ripley Corp. SA	140,653	24,699
Salfacorp SA	21,953	10,613
Sociedad Quimica y Minera de Chile SA, ADR	12	603
		2,073,123
China — 25.1%
361 Degrees International Ltd.	260,000	116,991
3SBio, Inc.	148,000	137,459
AAC Technologies Holdings, Inc.	201,000	565,180
Agile Group Holdings Ltd.(1)	358,000	41,663
Akeso, Inc.(1)	116,000	740,231
A-Living Smart City Services Co. Ltd.(1)	52,750	25,640
Anhui Conch Cement Co. Ltd., H Shares	167,500	390,585
Anhui Expressway Co. Ltd., H Shares	152,000	142,051
ANTA Sports Products Ltd.	174,600	1,822,146
Anton Oilfield Services Group(1)	34,000	1,844
Asia Cement China Holdings Corp.	21,500	6,327
Autohome, Inc., ADR	9	246
Bank of Chongqing Co. Ltd., H Shares	100,000	50,541
Bank of Communications Co. Ltd., H Shares	1,701,000	1,002,616
Beijing Jingneng Clean Energy Co. Ltd., H Shares	628,000	124,584
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	12,000	19,326
Binjiang Service Group Co. Ltd.	26,500	51,431
BOC Aviation Ltd.	45,600	328,090
BOE Varitronix Ltd.	39,000	39,121

Bosideng International Holdings Ltd.	1,462,000	613,060
C&D International Investment Group Ltd.	202,000	413,175
C&D Property Management Group Co. Ltd.	32,919	17,290
Canaan, Inc., ADR(1)(2)	70,320	106,183
Canadian Solar, Inc.(1)(2)	14,331	301,381
Canvest Environmental Protection Group Co. Ltd.(2)	170,000	78,321
CARsgen Therapeutics Holdings Ltd.(1)	46,000	55,399
Central China New Life Ltd.(1)	132,000	26,706
Changsha Broad Homes Industrial Group Co. Ltd., H Shares(1)	3,300	1,046
China Automotive Systems, Inc.(1)	3,582	13,074
China BlueChemical Ltd., H Shares	580,000	134,330
China Bohai Bank Co. Ltd., H Shares(1)	187,500	27,618
China Chunlai Education Group Co. Ltd.	97,000	78,601
China Cinda Asset Management Co. Ltd., H Shares	2,730,000	265,425
China CITIC Bank Corp. Ltd., H Shares	2,198,000	992,897
China Coal Energy Co. Ltd., H Shares	633,000	535,989
China Communications Services Corp. Ltd., H Shares	1,154,000	491,688
China Conch Venture Holdings Ltd.(2)	436,500	327,054
China Datang Corp. Renewable Power Co. Ltd., H Shares	1,195,000	247,779
China East Education Holdings Ltd.	102,500	33,867
China Education Group Holdings Ltd.	490,000	297,606
China Everbright Bank Co. Ltd., H Shares	831,000	237,197
China Everbright Environment Group Ltd.	1,295,000	425,827
China Everbright Greentech Ltd.(2)	40,000	3,937
China Everbright Ltd.	194,000	111,987
China Feihe Ltd.	1,367,000	801,014
China Foods Ltd.	70,000	23,575
China Glass Holdings Ltd.(1)	88,000	7,765
China Hanking Holdings Ltd.	11,000	1,110
China High Speed Transmission Equipment Group Co. Ltd.(1)(2)	66,000	14,754
China Hongqiao Group Ltd.(2)	10,000	8,143
China Lesso Group Holdings Ltd.	295,000	162,673
China Longyuan Power Group Corp. Ltd., H Shares	309,000	231,104
China Medical System Holdings Ltd.	560,000	1,075,693
China Merchants Port Holdings Co. Ltd.	421,285	539,262
China Minsheng Banking Corp. Ltd., H Shares	1,496,500	500,151
China National Building Material Co. Ltd., H Shares	1,048,000	466,194
China New Higher Education Group Ltd.	441,000	113,763
China Nonferrous Mining Corp. Ltd.	699,000	422,618
China Nuclear Energy Technology Corp. Ltd.(1)	34,000	1,215
China Oriental Group Co. Ltd.	142,000	21,996
China Petroleum & Chemical Corp., Class H	252,000	129,335
China Power International Development Ltd.	1,916,000	704,050
China Railway Group Ltd., H Shares	1,159,000	508,697
China Resources Cement Holdings Ltd.	914,000	210,474
China Resources Land Ltd.	668,000	2,445,675
China Resources Medical Holdings Co. Ltd.	135,000	76,994
China Resources Power Holdings Co. Ltd.	732,000	1,411,410
China Risun Group Ltd.(2)	578,000	238,169
China Sanjiang Fine Chemicals Co. Ltd.(1)	16,000	2,477
China Shenhua Energy Co. Ltd., H Shares	336,500	1,098,983
China Shineway Pharmaceutical Group Ltd.	78,000	66,955
China Shuifa Singyes Energy Holdings Ltd.(1)	74,000	3,799
China Sunshine Paper Holdings Co. Ltd.(1)	186,000	69,000
China Taiping Insurance Holdings Co. Ltd.	506,000	459,663

China Tower Corp. Ltd., H Shares	13,800,000	1,430,594
China XLX Fertiliser Ltd.	172,000	73,220
China Yongda Automobiles Services Holdings Ltd.	386,000	147,719
China Youran Dairy Group Ltd.(2)	208,000	38,443
China Yuhua Education Corp. Ltd.(1)	334,000	29,602
China ZhengTong Auto Services Holdings Ltd.(1)	5,000	214
Chongqing Rural Commercial Bank Co. Ltd., H Shares	97,000	35,876
Chow Tai Fook Jewellery Group Ltd.	566,800	822,882
CIMC Enric Holdings Ltd.	250,000	215,756
CITIC Ltd.	1,278,000	1,202,336
CITIC Resources Holdings Ltd.	438,000	18,530
CITIC Securities Co. Ltd., H Shares	44,600	92,583
Concord New Energy Group Ltd.	3,120,000	267,826
COSCO SHIPPING Holdings Co. Ltd., Class H	806,500	743,034
COSCO SHIPPING Ports Ltd.	528,140	354,703
Country Garden Holdings Co. Ltd.(1)(2)	2,289,000	257,529
CSPC Pharmaceutical Group Ltd.	2,110,000	1,900,266
CSSC Hong Kong Shipping Co. Ltd.	138,000	23,675
Daqo New Energy Corp., ADR(1)	24,927	589,773
Dexin China Holdings Co. Ltd.(1)	111,000	1,906
Digital China Holdings Ltd.	145,000	39,112
Dongfeng Motor Group Co. Ltd., Class H	868,000	435,494
Dongyue Group Ltd.(2)	555,000	423,325
Ebang International Holdings, Inc., Class A(1)	128	841
Edvantage Group Holdings Ltd.	18,652	5,687
E-House China Enterprise Holdings Ltd.(1)	13,800	370
EVA Precision Industrial Holdings Ltd.	54,000	5,175
Excellence Commercial Property & Facilities Management Group Ltd.	96,000	17,696
Fanhua, Inc., ADR(1)	233	1,519
FIH Mobile Ltd.(1)	480,000	35,625
FinVolution Group, ADR	68,781	304,700
First Tractor Co. Ltd., H Shares(2)	156,000	97,234
Fosun International Ltd.	693,500	394,748
Fu Shou Yuan International Group Ltd.	216,000	140,768
Fufeng Group Ltd.(2)	765,000	406,228
Fullshare Holdings Ltd.(1)	2,305,000	3,239
GCL Technology Holdings Ltd.	6,571,000	874,118
GDS Holdings Ltd., Class A(1)	1,400	1,777
Geely Automobile Holdings Ltd.	1,464,000	1,592,949
Genertec Universal Medical Group Co. Ltd.	318,000	169,521
GF Securities Co. Ltd., H Shares	319,400	399,499
Grand Pharmaceutical Group Ltd.	224,500	127,409
Great Wall Motor Co. Ltd., H Shares(2)	573,500	826,419
Greentown China Holdings Ltd.	146,500	155,840
Greentown Management Holdings Co. Ltd.	174,000	126,442
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	495,200	75,331
Haier Smart Home Co. Ltd., H Shares	587,400	1,698,546
Haitian International Holdings Ltd.	24,000	61,093
Haitong Securities Co. Ltd., H Shares	397,200	222,590
Hansoh Pharmaceutical Group Co. Ltd.	84,000	169,762
Harbin Electric Co. Ltd., H Shares	16,000	4,315
Henan Jinma Energy Co. Ltd., H Shares	4,000	753
Hengan International Group Co. Ltd.	252,000	920,047
Hilong Holding Ltd.(1)	205,000	6,339
Hisense Home Appliances Group Co. Ltd., H Shares	167,000	411,520

Hollysys Automation Technologies Ltd.(1)	18,995	433,086
Honliv Healthcare Management Group Co. Ltd.(1)	44,000	15,319
Hope Education Group Co. Ltd.(1)(2)	608,000	33,833
Hua Hong Semiconductor Ltd.(1)(2)	2,000	4,622
Huatai Securities Co. Ltd., H Shares	373,200	466,791
Ingdan, Inc.	21,000	3,383
Inkeverse Group Ltd.(1)	443,000	48,189
iQIYI, Inc., ADR(1)	55,186	247,785
JD Logistics, Inc.(1)	349,300	428,415
Jiangxi Copper Co. Ltd., H Shares	175,000	248,102
Jinchuan Group International Resources Co. Ltd.(2)	728,000	42,870
Jinxin Fertility Group Ltd.(1)	392,000	187,983
JNBY Design Ltd.	12,000	14,689
Kangji Medical Holdings Ltd.	32,500	31,026
KE Holdings, Inc., ADR	115,051	1,832,762
Kingboard Holdings Ltd.	254,000	611,490
Kingboard Laminates Holdings Ltd.(2)	332,500	289,606
Lee & Man Paper Manufacturing Ltd.	461,000	126,928
LexinFintech Holdings Ltd., ADR	27,621	49,165
Lifetech Scientific Corp.(1)(2)	400,000	122,911
Linklogis, Inc., Class B(2)	37,500	7,765
Longfor Group Holdings Ltd.	251,663	444,968
Lufax Holding Ltd., ADR	51,571	43,779
Luye Pharma Group Ltd.(1)(2)	639,500	319,164
LVGEM China Real Estate Investment Co. Ltd.(1)(2)	142,000	16,661
Maoyan Entertainment(1)	1,200	1,443
Midea Real Estate Holding Ltd.	107,200	80,630
MINISO Group Holding Ltd., ADR	27,268	690,698
Minth Group Ltd.	272,000	589,205
MMG Ltd.(1)(2)	1,360,000	390,355
NetDragon Websoft Holdings Ltd.	100,000	172,091
NetEase, Inc., ADR	27,095	3,074,741
New China Life Insurance Co. Ltd., H Shares	1,600	3,179
Nexteer Automotive Group Ltd.	467,000	301,076
Nine Dragons Paper Holdings Ltd.(1)	486,000	243,359
Noah Holdings Ltd., ADR	7,417	95,086
Orient Overseas International Ltd.	56,500	679,337
People's Insurance Co. Group of China Ltd., H Shares	648,000	209,907
Perennial Energy Holdings Ltd.	130,000	14,291
PICC Property & Casualty Co. Ltd., H Shares	1,684,000	1,956,209
Poly Property Services Co. Ltd., Class H	1,400	5,377
Pop Mart International Group Ltd.	106,400	319,280
Postal Savings Bank of China Co. Ltd., H Shares	78,000	34,602
Powerlong Commercial Management Holdings Ltd.	20,500	6,964
Q Technology Group Co. Ltd.(1)(2)	174,000	104,925
Qifu Technology, Inc., ADR	54,596	847,330
Qudian, Inc., ADR(1)	42,115	66,542
Radiance Holdings Group Co. Ltd.(1)(2)	224,000	100,086
Redsun Properties Group Ltd.(1)(2)	64,000	900
Sany Heavy Equipment International Holdings Co. Ltd.	100,000	103,931
SciClone Pharmaceuticals Holdings Ltd.	122,500	213,214
Seazen Group Ltd.(1)	774,000	142,504
Shanghai Industrial Holdings Ltd.	175,000	210,123
Shanghai Industrial Urban Development Group Ltd.(1)	228,000	10,663
Shenzhen Expressway Corp. Ltd., H Shares	166,000	133,660

Shenzhen International Holdings Ltd.(2)	432,000	318,803
Shimao Services Holdings Ltd.(1)(2)	2,000	310
Shinsun Holdings Group Co. Ltd.(1)	137,000	1,535
Shougang Fushan Resources Group Ltd.	870,000	314,197
Shui On Land Ltd.	986,500	92,153
Simcere Pharmaceutical Group Ltd.	249,000	234,565
Sino Biopharmaceutical Ltd.	3,014,000	1,478,452
Sino-Ocean Group Holding Ltd.(1)(2)	3,000	207
Sinopec Engineering Group Co. Ltd., H Shares	600,500	310,283
Sinopec Kantons Holdings Ltd.	118,000	45,891
Skyworth Group Ltd.	569,457	223,795
SOHO China Ltd.(1)(2)	522,000	52,746
SSY Group Ltd.	616,000	380,671
TAL Education Group, ADR(1)	132,654	1,662,155
TCL Electronics Holdings Ltd.(1)	330,000	111,306
Tianneng Power International Ltd.(2)	312,000	256,347
Times China Holdings Ltd.(1)	314,000	15,826
Times Neighborhood Holdings Ltd.	112,000	8,015
Tingyi Cayman Islands Holding Corp.	500,000	629,276
Tong Ren Tang Technologies Co. Ltd., H Shares	124,000	104,303
Tongda Group Holdings Ltd.(1)	190,000	2,995
Topsports International Holdings Ltd.	697,000	566,471
Truly International Holdings Ltd.	468,000	41,320
Tsaker New Energy Tech Co. Ltd.	56,500	7,726
Uni-President China Holdings Ltd.	143,000	91,464
Vinda International Holdings Ltd.(2)	68,000	174,850
Vipshop Holdings Ltd., ADR(1)	141,338	2,265,648
Viva Biotech Holdings(1)	306,000	44,566
Vnet Group, Inc., ADR(1)	36,745	102,886
Want Want China Holdings Ltd.	1,532,000	897,070
Wasion Holdings Ltd.	136,000	54,296
Weibo Corp., ADR	31,396	317,414
Weichai Power Co. Ltd., H Shares	433,000	796,729
West China Cement Ltd.	1,100,000	97,009
Xiabuxiabu Catering Management China Holdings Co. Ltd.	234,000	87,243
Xinchen China Power Holdings Ltd.(1)	4,000	153
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	95,000	82,640
Xinjiang Xinxin Mining Industry Co. Ltd., H Shares	47,000	5,046
Xinte Energy Co. Ltd., H Shares(1)(2)	155,200	198,830
Xinyi Energy Holdings Ltd.(2)	445,800	74,629
Xinyi Solar Holdings Ltd.	1,298,000	744,645
Xtep International Holdings Ltd.	520,500	300,554
Yadea Group Holdings Ltd.	30,000	56,413
Yankuang Energy Group Co. Ltd., H Shares	690,000	1,281,793
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)	132,600	162,104
Yihai International Holding Ltd.(1)	141,000	234,960
Yuexiu Services Group Ltd.(2)	151,500	49,067
Yuexiu Transport Infrastructure Ltd.	448,000	243,239
Yum China Holdings, Inc.	41,973	1,812,394
Zengame Technology Holding Ltd.	234,000	119,570
Zhejiang Expressway Co. Ltd., H Shares(2)	402,000	254,559
Zhengwei Group Holdings Co. Ltd.(1)	116,000	33,660
Zhongsheng Group Holdings Ltd.	10,500	25,091
Zijin Mining Group Co. Ltd., H Shares	552,000	874,161
Zonqing Environmental Ltd.(1)(2)	18,000	57,703

Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	118,800	63,237
ZTO Express Cayman, Inc., ADR	117,789	2,629,050
		79,627,739
Colombia†
Almacenes Exito SA, ADR(1)	15,635	109,445
Greece — 0.6%
Aegean Airlines SA(1)	5,230	65,246
Eurobank Ergasias Services & Holdings SA, Class A(1)	196,277	361,812
Hellenic Telecommunications Organization SA	3,023	44,379
Helleniq Energy Holdings SA	3,094	25,676
Motor Oil Hellas Corinth Refineries SA	12,503	338,199
National Bank of Greece SA(1)	47,472	325,371
Piraeus Financial Holdings SA(1)	166,423	592,996
Sunrisemezz PLC(1)	1,432	328
Titan Cement International SA	5,342	114,871
		1,868,878
Hong Kong — 0.1%
South Manganese Investment Ltd.(1)	246,000	7,794
Wharf Holdings Ltd.(2)	92,000	239,133
		246,927
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	43,418	345,782
OTP Bank Nyrt	12,901	536,810
		882,592
India — 18.5%
Accelya Solutions India Ltd.	954	15,763
Adani Power Ltd.(1)	89,479	464,611
Aditya Birla Capital Ltd.(1)	101,920	205,688
AGI Greenpac Ltd.	2,759	31,645
Ajanta Pharma Ltd.	7,940	187,997
Allcargo Logistics Ltd.	9,396	29,614
Allcargo Terminals Ltd.	9,396	5,715
Amara Raja Energy & Mobility Ltd.	28,189	240,089
Ambika Cotton Mills Ltd.	311	6,161
Anant Raj Ltd.	33,112	106,689
Andhra Sugars Ltd.	4,689	6,236
Apar Industries Ltd.	3,493	233,974
APL Apollo Tubes Ltd.	10,245	207,633
Apollo Hospitals Enterprise Ltd.	1,240	82,261
Apollo Tyres Ltd.	90,024	461,907
Aptech Ltd.	2,186	6,650
Archean Chemical Industries Ltd.	8,062	56,545
Arvind Ltd.	37,373	101,270
Ashoka Buildcon Ltd.(1)	31,206	52,588
Aster DM Healthcare Ltd.(1)	24,098	110,194
Astra Microwave Products Ltd.	7,929	54,937
Aurobindo Pharma Ltd.	62,517	780,365
Avadh Sugar & Energy Ltd.	1,300	12,755
Axis Bank Ltd., GDR	444	28,462
Bajaj Consumer Care Ltd.	11,479	30,424
Bajaj Electricals Ltd.	3,369	40,296
Bajaj Hindusthan Sugar Ltd.(1)	393,023	149,044
Bajel Projects Ltd.(1)	4,771	6,691
Balrampur Chini Mills Ltd.	40,732	231,017
Bank of Baroda	178,827	423,312

BASF India Ltd.	1,729	60,885
Bayer CropScience Ltd.	87	5,607
BEML Ltd.	4,052	120,028
Best Agrolife Ltd.	2,513	26,488
Bhansali Engineering Polymers Ltd.	3,804	4,170
Bharat Electronics Ltd.	594,940	1,042,726
Bharat Heavy Electricals Ltd.	161,556	330,859
Bharat Petroleum Corp. Ltd.	197,651	1,034,500
Birla Corp. Ltd.	1,882	30,603
Birlasoft Ltd.	20,238	153,260
Blue Dart Express Ltd.	454	38,641
Bombay Burmah Trading Co.	1,001	16,344
Borosil Renewables Ltd.(1)	3,660	19,381
Brigade Enterprises Ltd.	23,579	231,185
BSE Ltd.	8,899	264,423
Butterfly Gandhimathi Appliances Ltd.(1)	68	834
Can Fin Homes Ltd.	23,577	221,121
Canara Bank	43,486	210,548
Caplin Point Laboratories Ltd.	145	2,180
Castrol India Ltd.	87,152	144,593
CCL Products India Ltd.	7,880	62,359
Ceat Ltd.	4,478	112,862
Century Enka Ltd.	2,034	10,218
Cera Sanitaryware Ltd.	575	59,295
Chambal Fertilisers & Chemicals Ltd.	50,265	191,904
Chennai Petroleum Corp. Ltd.	20,309	162,181
Cholamandalam Investment & Finance Co. Ltd.	75,205	1,009,478
CIE Automotive India Ltd.	11,446	65,663
Cipla Ltd.	11,659	169,556
City Union Bank Ltd.	80,681	141,815
Coal India Ltd.	200,576	824,522
Cochin Shipyard Ltd.	10,216	147,574
Confidence Petroleum India Ltd.	23,445	27,405
Coromandel International Ltd.	21,786	304,028
Cosmo First Ltd.	2,175	15,857
CreditAccess Grameen Ltd.(1)	12,214	248,637
CSB Bank Ltd.(1)	8,038	37,478
Cyient Ltd.	26,199	608,998
Dalmia Bharat Ltd.	517	13,744
Dalmia Bharat Sugar & Industries Ltd.	1,821	10,048
DCB Bank Ltd.	33,280	44,888
DCM Shriram Ltd.	7,608	87,643
Deepak Fertilisers & Petrochemicals Corp. Ltd.	14,955	112,579
Deepak Nitrite Ltd.	8,623	227,411
Dhampur Bio Organics Ltd.	1,877	3,741
Dhampur Sugar Mills Ltd.	12,479	41,122
Dish TV India Ltd.(1)	396,359	89,220
Dr Reddy's Laboratories Ltd., ADR	8,993	628,611
Dwarikesh Sugar Industries Ltd.	33,968	37,154
eClerx Services Ltd.	3,563	114,434
Edelweiss Financial Services Ltd.	102,601	92,921
Eicher Motors Ltd.	6,288	294,207
EID Parry India Ltd.	18,623	119,525
Elecon Engineering Co. Ltd.	7,188	81,366
Emami Ltd.	24,015	145,950

Endurance Technologies Ltd.	2,695	54,444
Engineers India Ltd.	44,338	78,503
Epigral Ltd.	1,230	13,371
EPL Ltd.	18,512	43,498
Equitas Small Finance Bank Ltd.	51,083	57,521
Escorts Kubota Ltd.	4,030	152,373
Ester Industries Ltd.	4,313	4,699
Eveready Industries India Ltd.(1)	1,026	4,168
Everest Industries Ltd.	1,179	16,132
Excel Industries Ltd.	459	4,588
Exide Industries Ltd.	12,458	42,562
Federal Bank Ltd.	347,636	614,848
Filatex India Ltd.	7,154	4,213
Finolex Industries Ltd.	81,777	202,749
Future Consumer Ltd.(1)	106,536	1,086
G R Infraprojects Ltd.(1)	1,800	22,407
Gabriel India Ltd.	10,598	53,878
Galaxy Surfactants Ltd.	679	23,202
Garden Reach Shipbuilders & Engineers Ltd.	4,895	49,754
Gateway Distriparks Ltd.	19,801	24,551
GHCL Ltd.	13,434	88,945
GHCL Textiles Ltd.(1)	13,434	11,316
GIC Housing Finance Ltd.	10,437	25,270
Glenmark Pharmaceuticals Ltd.	43,891	410,730
Globus Spirits Ltd.	4,244	42,660
Godawari Power & Ispat Ltd.	11,136	91,840
Gokaldas Exports Ltd.	11,095	130,402
Granules India Ltd.	34,246	164,019
Grasim Industries Ltd.	34,870	840,113
Great Eastern Shipping Co. Ltd.	30,526	320,771
Greenpanel Industries Ltd.	5,555	23,044
Greenply Industries Ltd.	10,648	25,078
Gufic Biosciences Ltd.	5,829	23,356
Gujarat Alkalies & Chemicals Ltd.	4,525	38,994
Gujarat Ambuja Exports Ltd.	22,303	99,583
Gujarat Mineral Development Corp. Ltd.	13,196	65,280
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	14,672	120,963
Gujarat Pipavav Port Ltd.	102,692	173,596
Gujarat State Fertilizers & Chemicals Ltd.	39,672	91,976
Hathway Cable & Datacom Ltd.(1)	37,648	9,054
HBL Power Systems Ltd.	17,551	75,845
HCL Technologies Ltd.	136,499	2,199,488
HDFC Asset Management Co. Ltd.	14,450	514,510
HealthCare Global Enterprises Ltd.(1)	9,740	43,146
Hero MotoCorp Ltd.	19,140	877,610
HG Infra Engineering Ltd.	7,303	74,530
Hikal Ltd.	12,048	41,009
HIL Ltd.	251	8,238
Himadri Speciality Chemical Ltd., ADR	55,687	182,954
Hindalco Industries Ltd.	219,565	1,361,660
Hinduja Global Solutions Ltd.	845	10,217
Hindustan Copper Ltd.	38,304	79,669
Hindustan Petroleum Corp. Ltd.(1)	179,363	748,494
Hindware Home Innovation Ltd.	2,624	16,319
I G Petrochemicals Ltd.	1,051	5,626

IIFL Finance Ltd.	45,766	334,647
IIFL Securities Ltd.	59,367	82,284
India Glycols Ltd.	189	1,628
Indiabulls Housing Finance Ltd.	75,892	186,122
IndiaMart InterMesh Ltd.	4,228	132,210
Indian Bank	40,248	191,759
Indian Energy Exchange Ltd.	63,666	110,013
Indian Metals & Ferro Alloys Ltd.	1,190	7,490
Indian Oil Corp. Ltd.	584,408	784,585
Indo Count Industries Ltd.	8,312	30,833
Indus Towers Ltd.(1)	94,327	208,666
Intellect Design Arena Ltd.	15,447	136,379
IOL Chemicals & Pharmaceuticals Ltd.	3,269	17,768
IRCON International Ltd.	44,986	89,403
ITD Cementation India Ltd.	25,535	82,826
J Kumar Infraprojects Ltd.	6,591	33,894
Jai Balaji Industries Ltd.(1)	8,512	60,626
Jaiprakash Power Ventures Ltd.(1)	285,099	44,859
Jammu & Kashmir Bank Ltd.	103,347	135,771
Jindal Poly Films Ltd.	1,238	9,264
Jindal Saw Ltd.	40,550	226,181
Jindal Stainless Ltd.	76,692	461,528
Jindal Steel & Power Ltd.	85,890	693,296
JK Cement Ltd.	694	30,332
JK Lakshmi Cement Ltd.	11,770	115,302
JK Paper Ltd.	18,583	81,793
JK Tyre & Industries Ltd.	6,818	28,983
JM Financial Ltd.	93,382	94,117
JSW Steel Ltd.	120,846	1,163,146
Jubilant Ingrevia Ltd.	15,747	81,418
Jubilant Pharmova Ltd.	14,710	75,823
Kalpataru Projects International Ltd.	26,004	207,255
Karnataka Bank Ltd.	37,246	97,918
Karur Vysya Bank Ltd.	104,428	193,757
Kaveri Seed Co. Ltd.	2,472	17,944
KEC International Ltd.	34,010	236,344
Kirloskar Ferrous Industries Ltd.	14,319	92,145
KNR Constructions Ltd.	4,047	14,193
Kolte-Patil Developers Ltd.	2,489	16,009
KPI Green Energy Ltd.	5,164	71,691
KPIT Technologies Ltd.	7,670	138,161
KPR Mill Ltd.	4,523	46,906
KRBL Ltd.	12,873	53,424
Krsnaa Diagnostics Ltd.	3,390	26,250
L&T Finance Holdings Ltd.	211,252	375,879
Larsen & Toubro Ltd.	96,593	3,605,875
Laurus Labs Ltd.	29,514	134,771
LG Balakrishnan & Bros Ltd.	4,162	58,736
LIC Housing Finance Ltd.	60,124	354,608
LT Foods Ltd.	39,856	103,890
LUX Industries Ltd.	271	4,353
Maharashtra Seamless Ltd.	3,949	46,126
Mahindra & Mahindra Financial Services Ltd.	87,242	287,504
Mahindra Logistics Ltd.	7,483	32,159
Maithan Alloys Ltd.	648	8,489

Manali Petrochemicals Ltd.	13,942	11,095
Manappuram Finance Ltd.	154,087	304,246
Marksans Pharma Ltd.	83,831	167,328
Mazagon Dock Shipbuilders Ltd.	2,533	61,264
Meghmani Organics Ltd.	3,038	2,756
MOIL Ltd.	8,159	29,055
Motherson Sumi Wiring India Ltd.	46,684	34,546
Motilal Oswal Financial Services Ltd.	3,345	48,271
Mphasis Ltd.	15,732	445,158
MRF Ltd.	157	210,397
Mrs Bectors Food Specialities Ltd.	1,317	19,297
MSTC Ltd.	897	4,578
Multi Commodity Exchange of India Ltd.	7,292	279,985
Muthoot Finance Ltd.	27,983	498,043
Narayana Hrudayalaya Ltd.	8,971	131,706
National Aluminium Co. Ltd.	244,759	270,759
National Fertilizers Ltd.	11,767	10,083
Nava Ltd.	8,151	37,412
NCC Ltd.	152,198	304,056
Neuland Laboratories Ltd.	654	42,942
Nippon Life India Asset Management Ltd.	16,510	82,819
NLC India Ltd.	23,997	49,072
NTPC Ltd.	485,693	1,523,242
Nuvama Wealth Management Ltd.(1)	1,145	43,149
Oil & Natural Gas Corp. Ltd.	505,393	1,181,013
Oil India Ltd.	91,371	334,627
Olectra Greentech Ltd.	470	6,741
Optiemus Infracom Ltd.	2,901	10,915
Oracle Financial Services Software Ltd.	5,461	262,995
Orient Cement Ltd.	20,379	63,635
Panama Petrochem Ltd.	7,332	27,251
PCBL Ltd.	44,112	143,858
Pennar Industries Ltd.(1)	25,863	36,912
Persistent Systems Ltd.	6,267	481,596
Petronet LNG Ltd.	226,685	552,243
PNB Housing Finance Ltd.(1)	25,989	241,401
PNC Infratech Ltd.	39,746	161,197
Power Mech Projects Ltd.	1,705	85,455
Praj Industries Ltd.	18,823	145,770
Pricol Ltd.(1)	6,382	26,462
Prism Johnson Ltd.(1)	1,963	4,065
PTC India Ltd.	104,511	205,957
Quess Corp. Ltd.(1)	11,914	71,341
Ramco Cements Ltd.	22,911	273,311
Ramkrishna Forgings Ltd.	18,471	177,580
Rashtriya Chemicals & Fertilizers Ltd.	32,956	50,880
Raymond Ltd.	10,381	186,685
RBL Bank Ltd.	115,927	326,426
REC Ltd.	379,019	1,585,384
Redington Ltd.	102,736	198,289
Reliance Power Ltd.(1)	587,154	149,169
Repco Home Finance Ltd.	9,420	44,660
Rhi Magnesita India Ltd.	3,248	29,828
RITES Ltd.	14,218	80,180
RPG Life Sciences Ltd.	1,481	24,595

Samvardhana Motherson International Ltd.	164,558	182,042
Sanghi Industries Ltd.(1)	11,763	17,092
Sanofi India Ltd.	1,828	176,639
Sarda Energy & Minerals Ltd.	15,000	43,102
Satia Industries Ltd.	7,648	10,791
Sharda Cropchem Ltd.	3,884	18,772
Share India Securities Ltd.	240	4,873
Shipping Corp. of India Ltd.	12,981	22,372
Shipping Corp. of India Ltd.(1)	12,981	4,211
Shree Cement Ltd.	396	127,103
Shriram Finance Ltd.	46,457	1,119,180
Siyaram Silk Mills Ltd.	1,138	7,423
Sobha Ltd.	7,465	81,329
Sonata Software Ltd.	17,676	288,640
Southern Petrochemical Industries Corp. Ltd.	13,120	11,031
Speciality Restaurants Ltd.	6,760	15,824
State Bank of India, GDR	12,742	860,346
Strides Pharma Science Ltd.	15,628	91,265
Sudarshan Chemical Industries Ltd.	1,002	5,479
Sun Pharmaceutical Industries Ltd.	11,584	170,542
Sun TV Network Ltd.	17,153	138,794
Sunflag Iron & Steel Co. Ltd.(1)	6,209	14,491
Supreme Industries Ltd.	4,391	233,624
Supreme Petrochem Ltd.	8,851	60,059
Surya Roshni Ltd.	10,948	65,714
Tamil Nadu Newsprint & Papers Ltd.	14,869	47,654
Tamilnadu Petroproducts Ltd.	8,337	8,959
Tanla Platforms Ltd.	13,081	144,141
Tata Chemicals Ltd.	12,586	146,647
Tata Metaliks Ltd.	1,355	16,090
Tata Motors Ltd.	5,470	46,402
Tata Steel Ltd.	1,176,536	1,808,050
Tata Steel Ltd.(1)	6,801	10,451
Tech Mahindra Ltd.	100,060	1,466,873
Thermax Ltd.	774	23,543
Thirumalai Chemicals Ltd.	8,400	20,149
Time Technoplast Ltd.	26,322	55,806
Tinplate Co. of India Ltd.	3,877	19,250
Titagarh Rail System Ltd.	25,526	297,948
TransIndia Real Estate Ltd.(1)	9,396	5,262
Transport Corp. of India Ltd.	1,955	20,192
Trident Ltd.	214,768	93,498
Triveni Turbine Ltd.(1)	15,888	82,164
Tube Investments of India Ltd.	4,947	200,062
TVS Srichakra Ltd.	401	23,184
Uflex Ltd.	4,366	23,702
Ugar Sugar Works Ltd.	8,924	9,670
Ujjivan Small Finance Bank Ltd.	195,101	133,150
UltraTech Cement Ltd.	2,930	316,686
Usha Martin Ltd.	8,471	34,023
UTI Asset Management Co. Ltd.	10,820	106,946
Valiant Organics Ltd.	587	3,333
Vardhman Textiles Ltd.	20,758	101,013
Varroc Engineering Ltd.(1)	4,313	27,822
Vedanta Ltd.	147,110	412,453

Venky's India Ltd.	72	1,721
Vishnu Chemicals Ltd.	3,715	13,913
VRL Logistics Ltd.	8,200	69,631
Welspun Corp. Ltd.	30,168	192,101
Welspun Enterprises Ltd.	19,561	77,603
Welspun India Ltd.	23,059	43,323
West Coast Paper Mills Ltd.	9,632	75,262
Yes Bank Ltd.(1)	257,765	59,853
		58,926,436
Indonesia — 2.1%
ABM Investama Tbk PT	190,100	41,447
Adaro Energy Indonesia Tbk PT	2,279,800	385,442
Aneka Tambang Tbk PT	1,527,200	171,457
Astra International Tbk PT	2,392,900	833,777
Bank BTPN Syariah Tbk PT	315,100	33,615
Bank Mandiri Persero Tbk PT	4,388,800	1,654,888
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	343,400	24,803
BFI Finance Indonesia Tbk PT	296,900	22,115
Buana Lintas Lautan Tbk PT(1)	804,800	5,490
Bukit Asam Tbk PT	1,198,300	187,009
Charoen Pokphand Indonesia Tbk PT	1,200	402
Delta Dunia Makmur Tbk PT	2,577,800	59,189
Dharma Polimetal TbK PT	412,200	45,852
Dharma Satya Nusantara Tbk PT	1,255,800	45,326
Elnusa Tbk PT	1,574,700	42,171
Energi Mega Persada Tbk PT(1)	1,493,100	22,123
Harum Energy Tbk PT	933,800	83,399
Indika Energy Tbk PT	570,900	54,316
Indo Tambangraya Megah Tbk PT	113,000	178,950
Indosat Tbk PT	18,600	11,425
Jasa Marga Persero Tbk PT	558,100	167,363
Medco Energi Internasional Tbk PT	2,162,100	160,477
Media Nusantara Citra Tbk PT	16,100	409
Mitra Pinasthika Mustika Tbk PT	15,200	1,009
MNC Vision Networks Tbk PT(1)	2,316,100	7,465
PP Persero Tbk PT(1)	19,200	687
Samudera Indonesia Tbk PT	1,213,300	23,308
Sawit Sumbermas Sarana Tbk PT	726,400	47,558
Surya Esa Perkasa Tbk PT	1,817,700	65,036
Surya Semesta Internusa Tbk PT(1)	1,709,700	48,305
Telkom Indonesia Persero Tbk PT, ADR	59,416	1,467,575
United Tractors Tbk PT	382,000	539,527
XL Axiata Tbk PT	1,233,400	168,557
		6,600,472
Malaysia — 1.8%
Aeon Co. M Bhd	66,900	15,944
Alliance Bank Malaysia Bhd	182,300	134,213
AMMB Holdings Bhd	233,100	198,169
Axiata Group Bhd	224,400	108,862
Bank Islam Malaysia Bhd	85,500	41,839
Berjaya Corp. Bhd(1)	389,500	25,083
Bermaz Auto Bhd	194,500	96,457
Bumi Armada Bhd(1)	590,200	67,690
Chin Hin Group Bhd(1)	22,800	17,869
CIMB Group Holdings Bhd	623,904	756,563

DRB-Hicom Bhd	107,900	32,465
Ekovest Bhd(1)	360,400	34,862
Evergreen Fibreboard Bhd(1)	31,000	2,031
Genting Bhd	337,400	339,056
Genting Malaysia Bhd	430,100	246,573
HAP Seng Consolidated Bhd	73,800	74,919
Hengyuan Refining Co. Bhd(1)	24,700	16,636
Hextar Healthcare Bhd(1)	1,400	72
Hibiscus Petroleum Bhd	212,140	114,390
IJM Corp. Bhd	242,800	94,422
Insas Bhd	6,100	1,146
Jaya Tiasa Holdings Bhd	66,000	13,752
Kossan Rubber Industries Bhd	112,700	38,963
KSL Holdings Bhd(1)	27,100	6,235
Kuala Lumpur Kepong Bhd	60,800	285,696
Lingkaran Trans Kota Holdings Bhd(1)	10,000	9
Mah Sing Group Bhd	288,200	49,515
Malayan Banking Bhd	469,860	905,730
Malaysia Airports Holdings Bhd	134,300	207,116
Malaysia Building Society Bhd	256,000	38,760
Malaysian Bulk Carriers Bhd	25,900	1,696
Malaysian Resources Corp. Bhd	134,400	12,271
MISC Bhd	151,200	233,489
Perak Transit Bhd	46,000	11,747
Public Bank Bhd	474,900	435,313
RHB Bank Bhd	214,821	251,309
Sapura Energy Bhd(1)	62,700	596
Sarawak Oil Palms Bhd	22,350	12,492
Serba Dinamik Holdings Bhd(1)	21,300	23
Shin Yang Group Bhd	175,300	23,730
Sime Darby Plantation Bhd	123,500	119,361
Solarvest Holdings Bhd(1)	43,700	11,822
Supermax Corp. Bhd	279,520	55,550
Syarikat Takaful Malaysia Keluarga Bhd	14,000	11,275
Ta Ann Holdings Bhd	19,100	14,678
TASCO Bhd	6,400	1,084
Telekom Malaysia Bhd	181,200	204,989
TSH Resources Bhd	95,200	20,018
United Plantations Bhd	21,200	77,236
Velesto Energy Bhd(1)	1,494,600	70,504
WCT Holdings Bhd	292,400	28,890
Yinson Holdings Bhd	195,600	101,215
		5,664,325
Mexico — 2.9%
Alfa SAB de CV, Class A	527,173	383,956
Alpek SAB de CV(2)	22,366	16,844
America Movil SAB de CV, ADR	64,064	1,164,043
Banco del Bajio SA	176,616	565,789
Controladora AXTEL SAB de CV(1)	74,369	818
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)	162	1,306
GCC SAB de CV	1,259	12,358
Genomma Lab Internacional SAB de CV, Class B	200,561	163,511
Gentera SAB de CV	365,727	421,980
Grupo Aeroportuario del Pacifico SAB de CV, ADR(2)	10	1,523
Grupo Comercial Chedraui SA de CV	42,790	251,588

Grupo Financiero Banorte SAB de CV, Class O	294,257	2,738,165
Grupo Financiero Inbursa SAB de CV, Class O(1)	281,697	690,923
Grupo Mexico SAB de CV, Series B	434,410	1,995,657
Industrias Penoles SAB de CV(1)	14	205
Megacable Holdings SAB de CV	190,007	451,921
Nemak SAB de CV(1)	599,031	128,301
Regional SAB de CV	37,679	326,514
		9,315,402
Philippines — 0.7%
Aboitiz Equity Ventures, Inc.	32,100	27,145
ACEN Corp.	29,010	2,511
Alliance Global Group, Inc.(1)	270,600	47,796
Bank of the Philippine Islands	165,488	308,286
BDO Unibank, Inc.	243,026	585,068
Converge Information & Communications Technology Solutions, Inc.(1)	168,400	24,935
DMCI Holdings, Inc.	746,300	123,670
First Gen Corp.	11,100	3,321
Globe Telecom, Inc.	1,344	41,433
GT Capital Holdings, Inc.	19,400	189,677
JG Summit Holdings, Inc.	159,170	110,523
LT Group, Inc.	207,600	33,105
Metropolitan Bank & Trust Co.	331,140	298,182
Nickel Asia Corp.	100,800	9,174
PLDT, Inc., ADR(2)	40	925
Puregold Price Club, Inc.	190,100	93,189
Robinsons Land Corp.	222,700	58,268
Robinsons Retail Holdings, Inc.	18,930	13,676
Security Bank Corp.	102,720	130,472
Semirara Mining & Power Corp.	168,000	87,676
		2,189,032
Poland — 1.1%
Alior Bank SA(1)	24,888	480,477
Bank Millennium SA(1)	128,457	254,910
Bank Polska Kasa Opieki SA	22,747	799,155
Budimex SA	2,354	326,244
CCC SA(1)	10,435	141,924
Grupa Kety SA	1,566	283,394
Jastrzebska Spolka Weglowa SA(1)	16,013	158,402
Orange Polska SA	123,308	247,516
ORLEN SA	51,703	763,295
Text SA	10	276
XTB SA	10,876	90,694
		3,546,287
Russia(3)†
Globaltrans Investment PLC, GDR(1)	15,648	1
LUKOIL PJSC	7,931	—
Novolipetsk Steel PJSC(1)	70,860	—
VTB Bank PJSC(1)	152,598,000	170
		171
South Africa — 3.5%
Absa Group Ltd.	126,678	1,168,333
AECI Ltd.	24,182	132,665
African Rainbow Minerals Ltd.	12,656	122,082
Anglo American Platinum Ltd.	120	5,081
Astral Foods Ltd.	7,667	64,841

Aveng Ltd.(1)	12,225	4,725
Barloworld Ltd.	25,651	103,763
DataTec Ltd.	1,610	2,991
Exxaro Resources Ltd.	43,810	437,011
Gold Fields Ltd., ADR	107,051	1,636,810
Grindrod Ltd.	53,174	29,179
Harmony Gold Mining Co. Ltd., ADR	78,487	489,759
Impala Platinum Holdings Ltd.	85,843	349,056
KAP Ltd.(1)	384,079	49,490
Kumba Iron Ore Ltd.	7,027	221,092
Life Healthcare Group Holdings Ltd.	124	119
Merafe Resources Ltd.	322,847	20,729
Momentum Metropolitan Holdings	384,598	410,758
MTN Group Ltd.	238,995	1,305,654
Nedbank Group Ltd.	64,552	732,290
Ninety One Ltd.	16,554	36,073
Northam Platinum Holdings Ltd.	55,533	358,286
Old Mutual Ltd.	646,178	393,984
Omnia Holdings Ltd.	21,330	67,481
PPC Ltd.(1)	144,693	28,063
Raubex Group Ltd.(2)	9,164	12,853
Sappi Ltd.	131,980	276,642
Sasol Ltd., ADR	62,538	689,794
Sibanye Stillwater Ltd., ADR(2)	90,351	402,966
Standard Bank Group Ltd.	92,511	983,192
Sun International Ltd.	28,255	59,931
Telkom SA SOC Ltd.(1)(2)	98,654	132,137
Thungela Resources Ltd.(2)	34,473	264,068
Vodacom Group Ltd.(2)	33,837	174,254
Wilson Bayly Holmes-Ovcon Ltd.(1)	2,205	14,736
		11,180,888
South Korea — 14.3%
Aekyung Chemical Co. Ltd.	2,849	28,394
Ananti, Inc.(1)	25,949	129,407
Asiana Airlines, Inc.(1)	9,961	80,675
BNK Financial Group, Inc.	69,247	384,271
CJ CheilJedang Corp.	1,848	442,010
CJ Corp.	3,041	215,993
CJ ENM Co. Ltd.(1)	3,239	191,986
CJ Logistics Corp.	2,490	217,268
Cosmax, Inc.(1)	1,858	159,057
Coway Co. Ltd.	10,851	417,796
Cuckoo Homesys Co. Ltd.	777	13,829
Daeduck Electronics Co. Ltd.	10,395	213,917
Daesang Corp.	8,128	124,174
Daewoong Co. Ltd.	8,210	105,683
Daishin Securities Co. Ltd.	3,031	33,924
Daou Data Corp.	2,882	27,493
DB HiTek Co. Ltd.	10,879	521,441
DB Insurance Co. Ltd.	11,873	766,063
DGB Financial Group, Inc.	46,226	303,943
DL E&C Co. Ltd.	6,955	205,900
Dongkuk Holdings Co. Ltd.	1,826	12,726
Doosan Tesna, Inc.	1,825	89,437
Dreamtech Co. Ltd.	4,341	39,773

GOLFZON Co. Ltd.	1,071	73,716
GS Holdings Corp.	12,122	386,498
GS Retail Co. Ltd.	11,485	211,655
HAESUNG DS Co. Ltd.	4,202	186,815
Hana Financial Group, Inc.	60,118	1,934,389
Hana Micron, Inc.	5,698	131,568
Hankook Tire & Technology Co. Ltd.	17,402	609,086
Hansae Co. Ltd.	6,584	105,625
Hansol Technics Co. Ltd.	9,513	47,351
Hanwha Aerospace Co. Ltd.	8,341	815,759
Hanwha General Insurance Co. Ltd.(1)	19,281	60,611
Hanwha Life Insurance Co. Ltd.(1)	90,774	194,220
Harim Holdings Co. Ltd.	18,552	101,824
HD Hyundai Co. Ltd.	12,085	563,277
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(1)	10,120	873,446
HDC Hyundai Development Co-Engineering & Construction, E Shares	7,210	86,108
HJ Shipbuilding & Construction Co. Ltd.(1)	1,200	3,730
HL Holdings Corp.	774	20,006
HL Mando Co. Ltd.	7,932	218,685
HMM Co. Ltd.	49,101	588,133
Hwa Shin Co. Ltd.	5,675	51,618
Hyosung TNC Corp.	681	200,752
Hyundai Corp.	3,024	42,861
Hyundai Department Store Co. Ltd.	4,013	157,636
Hyundai Glovis Co. Ltd.	4,756	638,260
Hyundai Marine & Fire Insurance Co. Ltd.	15,548	374,270
Hyundai Motor Co.	20,169	2,871,747
Hyundai Steel Co.	22,415	609,408
Hyundai Wia Corp.	5,597	258,342
Industrial Bank of Korea	54,260	496,575
Innocean Worldwide, Inc.	1,380	21,706
INTOPS Co. Ltd.	4,424	100,366
IS Dongseo Co. Ltd.(1)	4,792	100,928
JB Financial Group Co. Ltd.	36,103	289,657
KB Financial Group, Inc., ADR	66,615	2,683,252
KG Dongbusteel	10,478	71,057
KG Eco Technology Service Co. Ltd.	9,800	85,293
Kia Corp.	45,371	3,014,364
KISCO Corp.	1,013	5,069
KIWOOM Securities Co. Ltd.	3,426	244,262
KoMiCo Ltd.	1,848	86,299
Korea Circuit Co. Ltd.(1)	2,452	31,611
Korea Line Corp.(1)	53,816	81,406
Korean Air Lines Co. Ltd.	38,249	662,657
Korean Reinsurance Co.	30,712	184,409
KT Corp.	16,464	427,719
Kumho Petrochemical Co. Ltd.	4,395	433,988
Kyung Dong Navien Co. Ltd.	2,198	77,590
LB Semicon, Inc.(1)	3,727	22,171
LF Corp.	2,876	30,894
LG Display Co. Ltd., ADR(1)	96,753	465,382
LG Electronics, Inc.	20,749	1,645,204
LG Innotek Co. Ltd.	2,244	412,921
LG Uplus Corp.	57,771	469,258
LIG Nex1 Co. Ltd.	3,403	257,029

Lotte Chilsung Beverage Co. Ltd.	1,238	141,621
Lotte Rental Co. Ltd.	4,478	94,564
LX INTERNATIONAL Corp.	8,345	192,029
Mcnex Co. Ltd.	3,866	90,867
MegaStudyEdu Co. Ltd.	2,275	100,511
Meritz Financial Group, Inc.	20,311	870,889
Mirae Asset Life Insurance Co. Ltd.(1)	707	3,017
Namhae Chemical Corp.	5,380	29,810
NICE Holdings Co. Ltd.	772	7,964
OCI Holdings Co. Ltd.	4,068	310,538
Orion Holdings Corp.	8,126	96,581
Pan Ocean Co. Ltd.	80,594	281,528
Partron Co. Ltd.	12,815	84,802
Poongsan Corp.	4,530	125,275
POSCO Holdings, Inc., ADR	36,560	3,407,392
Posco International Corp.	10,955	484,042
PSK, Inc.	4,942	75,835
Samsung Electro-Mechanics Co. Ltd.	7,338	826,899
Samsung Fire & Marine Insurance Co. Ltd.	6,635	1,333,589
Samsung Life Insurance Co. Ltd.	964	52,114
Samsung Securities Co. Ltd.	8,162	247,438
Samyang Foods Co. Ltd.	173	28,365
SD Biosensor, Inc.	7,331	64,256
Seah Besteel Holdings Corp.	1,826	34,841
SeAH Steel Corp.	374	37,900
SeAH Steel Holdings Corp.	796	117,818
Sebang Co. Ltd.	1,932	17,885
Sebang Global Battery Co. Ltd.	1,667	75,524
Seoul Semiconductor Co. Ltd.	12,339	94,788
Seoyon E-Hwa Co. Ltd.	5,010	66,966
Shinhan Financial Group Co. Ltd., ADR	75,035	2,130,994
Shinsegae, Inc.	1,433	188,360
SIMMTECH Co. Ltd.	4,921	147,804
SK D&D Co. Ltd.	4,433	96,720
SK Gas Ltd.	1,060	125,890
SK Networks Co. Ltd.	42,816	187,676
SK Telecom Co. Ltd., ADR	1	22
SK, Inc.	2,677	338,683
SL Corp.	4,814	121,249
SNT Dynamics Co. Ltd.	7,731	88,123
SNT Motiv Co. Ltd.	1,939	65,764
S-Oil Corp.	11,126	586,394
Sungwoo Hitech Co. Ltd.	22,090	154,182
TKG Huchems Co. Ltd.	5,591	92,025
Tongyang Life Insurance Co. Ltd.(1)	14,449	49,890
Unid Co. Ltd.	1,788	104,448
Woori Financial Group, Inc.	151,144	1,523,651
Youngone Corp.	6,622	223,728
Youngone Holdings Co. Ltd.	1,264	75,900
Yuanta Securities Korea Co. Ltd.	12,496	24,970
Zinus, Inc.	3,177	38,556
		45,304,300
Taiwan — 18.6%
Ability Enterprise Co. Ltd.	78,000	67,063
AcBel Polytech, Inc.	19,497	26,159

Acon Holding, Inc.(1)	9,000	2,798
Acter Group Corp. Ltd.	29,000	168,209
ADATA Technology Co. Ltd.	62,953	201,243
Advanced International Multitech Co. Ltd.	23,000	52,324
Advanced Power Electronics Corp.	2,000	6,750
Air Asia Co. Ltd.	20,000	23,501
Alexander Marine Co. Ltd.	4,000	50,198
Allied Circuit Co. Ltd.	2,000	9,615
Alltek Technology Corp.	10,800	12,846
Alltop Technology Co. Ltd.	1,000	5,897
Alpha Networks, Inc.	44,000	50,301
Altek Corp.	73,000	91,950
Amazing Microelectronic Corp.	161	660
Ampire Co. Ltd.	24,000	29,894
AmTRAN Technology Co. Ltd.(1)	144,224	55,173
Anji Technology Co. Ltd.	3,059	3,769
Apex Dynamics, Inc.	3,000	21,720
Apex International Co. Ltd.	10,000	16,134
Arcadyan Technology Corp.	31,000	162,193
Ardentec Corp.	118,000	265,545
ASE Technology Holding Co. Ltd., ADR	162,818	1,400,235
Asia Cement Corp.	291,000	388,196
Asia Polymer Corp.	92,000	70,368
Asia Vital Components Co. Ltd.	56,209	551,663
ASolid Technology Co. Ltd.	10,000	38,816
AUO Corp.(1)	646,400	339,225
Avermedia Technologies	49,000	60,600
Bafang Yunji International Co. Ltd.	6,000	33,260
BES Engineering Corp.	332,000	118,551
Bioteque Corp.	1,000	3,517
Brighton-Best International Taiwan, Inc.	15,000	16,679
Career Technology MFG. Co. Ltd.	65,000	45,396
Catcher Technology Co. Ltd.	108,000	671,926
Cathay Financial Holding Co. Ltd.(1)	878,624	1,307,682
Central Reinsurance Co. Ltd.(1)	5,406	4,008
Chain Chon Industrial Co. Ltd.	35,000	15,862
Chang Hwa Commercial Bank Ltd.	204,000	116,193
Channel Well Technology Co. Ltd.	46,000	124,352
Cheng Loong Corp.	89,000	84,825
Cheng Mei Materials Technology Corp.(1)	113,871	48,124
Cheng Shin Rubber Industry Co. Ltd.	397,000	597,948
Chenming Electronic Technology Corp.	33,000	48,478
Chia Chang Co. Ltd.	7,000	9,562
Chicony Electronics Co. Ltd.	74,000	377,558
Chicony Power Technology Co. Ltd.	22,000	100,039
China Airlines Ltd.	648,000	437,944
China Bills Finance Corp.	14,000	6,540
China Container Terminal Corp.	12,000	8,028
China Development Financial Holding Corp.(1)	1,584,728	644,085
China Development Financial Holding Corp., Preference Shares(1)	59,976	13,703
China Motor Corp.	9,000	29,226
Chinese Maritime Transport Ltd.	25,000	37,802
Chin-Poon Industrial Co. Ltd.	66,000	103,261
Chipbond Technology Corp.	130,000	299,425
ChipMOS Technologies, Inc.	138,000	180,202

Chlitina Holding Ltd.	1,000	6,239
Chung-Hsin Electric & Machinery Manufacturing Corp.	104,000	405,088
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	14,000	26,219
Chunghwa Precision Test Tech Co. Ltd.	4,000	75,279
Clevo Co.	40,000	43,125
CMC Magnetics Corp.(1)	233,960	81,642
Compal Electronics, Inc.	605,000	598,472
Compeq Manufacturing Co. Ltd.	172,000	403,684
Concord Securities Co. Ltd.(1)	32,000	13,420
Continental Holdings Corp.	68,000	60,501
Coremax Corp.	6,548	17,608
Coretronic Corp.	70,000	160,413
Co-Tech Development Corp.	63,000	125,305
CTBC Financial Holding Co. Ltd.	1,782,000	1,559,684
CTCI Corp.	73,000	102,352
CX Technology Co. Ltd.	2,250	2,120
DA CIN Construction Co. Ltd.	11,200	15,281
Da-Li Development Co. Ltd.	9,450	10,331
Darfon Electronics Corp.	14,000	23,595
Daxin Materials Corp.	3,000	9,854
Depo Auto Parts Ind Co. Ltd.	25,000	112,991
Dimerco Data System Corp.	13,000	44,300
Dimerco Express Corp.	28,351	71,729
Dynamic Holding Co. Ltd.	97,000	316,593
Dynapack International Technology Corp.	21,000	54,101
Eastech Holding Ltd.	14,000	29,040
Elan Microelectronics Corp.	25,000	121,057
Elite Advanced Laser Corp.	9,000	17,191
Elite Material Co. Ltd.	50,000	607,725
Elitegroup Computer Systems Co. Ltd.	50,000	46,341
Emerging Display Technologies Corp.	30,000	29,571
Ennostar, Inc.(1)	120,000	176,161
Eson Precision Ind Co. Ltd.	23,000	44,653
Eternal Materials Co. Ltd.	37,000	35,039
Eva Airways Corp.	562,000	563,110
Evergreen International Storage & Transport Corp.	61,000	57,253
Evergreen Marine Corp. Taiwan Ltd.	187,400	672,205
Everlight Electronics Co. Ltd.	62,000	92,761
Excelliance Mos Corp.	1,000	4,329
Excelsior Medical Co. Ltd.	26,775	74,598
Far Eastern Department Stores Ltd.	126,000	97,244
Far Eastern International Bank	456,833	174,733
Far Eastern New Century Corp.	382,000	374,075
Far EasTone Telecommunications Co. Ltd.	85,000	225,468
Farglory Land Development Co. Ltd.	47,000	87,808
Feedback Technology Corp.	8,000	23,336
First Steamship Co. Ltd.(1)	156,000	42,197
Fitipower Integrated Technology, Inc.	9,750	88,179
Fittech Co. Ltd.	4,000	8,606
FLEXium Interconnect, Inc.	60,000	168,129
Flytech Technology Co. Ltd.	12,000	25,849
Forcecon Tech Co. Ltd.	11,000	56,291
Formosa International Hotels Corp.	3,000	21,099
Formosa Optical Technology Co. Ltd.	6,000	16,183
Formosa Plastics Corp.	179,000	462,620

Formosan Union Chemical	17,000	11,336
Foxconn Technology Co. Ltd.	57,000	97,268
Foxsemicon Integrated Technology, Inc.	13,000	82,168
Franbo Lines Corp.	61,629	36,178
Froch Enterprise Co. Ltd.	42,000	25,205
FSP Technology, Inc.	9,000	15,045
Fu Chun Shin Machinery Manufacture Co. Ltd.	6,303	3,336
Fu Hua Innovation Co. Ltd.	48,326	45,328
Fubon Financial Holding Co. Ltd.	594,367	1,224,924
Full Wang International Development Co. Ltd.(1)	3,052	2,145
Fulltech Fiber Glass Corp.	53,039	28,616
Fusheng Precision Co. Ltd.	19,000	123,694
G Shank Enterprise Co. Ltd.	27,000	54,446
Gamania Digital Entertainment Co. Ltd.	31,000	76,025
GEM Services, Inc.	1,000	2,256
Gemtek Technology Corp.	73,000	79,701
General Interface Solution Holding Ltd.	22,000	46,345
Genius Electronic Optical Co. Ltd.	11,000	140,934
Getac Holdings Corp.	58,000	188,919
Gigabyte Technology Co. Ltd.	75,000	597,366
Global Brands Manufacture Ltd.	68,760	151,842
Global Lighting Technologies, Inc.	3,000	5,027
Global PMX Co. Ltd.	9,000	38,914
Globalwafers Co. Ltd.	23,000	429,041
Gold Circuit Electronics Ltd.	8,100	59,033
Goldsun Building Materials Co. Ltd.	113,000	98,011
Gordon Auto Body Parts	27,000	25,819
Gourmet Master Co. Ltd.	11,000	35,235
Grand Fortune Securities Co. Ltd.(1)	21,600	8,744
Grand Pacific Petrochemical	24,000	12,328
Great Tree Pharmacy Co. Ltd.	1,543	17,258
Greatek Electronics, Inc.	50,000	96,572
Group Up Industrial Co. Ltd.	10,000	53,067
Hai Kwang Enterprise Corp.(1)	4,200	2,438
Hannstar Board Corp.	73,000	132,809
HannStar Display Corp.(1)	202,000	74,445
HannsTouch Holdings Co.(1)	44,000	13,620
Hey Song Corp.	13,000	16,292
Hi-Lai Foods Co. Ltd.	6,000	28,618
Hitron Technology, Inc.	47,000	47,050
Ho Tung Chemical Corp.	23,000	6,765
Hocheng Corp.	55,460	32,362
Holy Stone Enterprise Co. Ltd.	10,500	33,601
Hon Hai Precision Industry Co. Ltd.	741,000	2,406,826
Hong TAI Electric Industrial	33,000	26,916
Hotai Finance Co. Ltd.	11,000	45,469
Hotel Holiday Garden	15,592	10,558
Hua Nan Financial Holdings Co. Ltd.	240,000	170,840
Huaku Development Co. Ltd.	32,000	96,701
Hung Sheng Construction Ltd.	73,000	47,567
Hwang Chang General Contractor Co. Ltd.	41,000	45,664
IBF Financial Holdings Co. Ltd.(1)	251,607	92,938
I-Chiun Precision Industry Co. Ltd.	36,000	53,412
IEI Integration Corp.(2)	16,000	44,393
Innodisk Corp.	17,339	172,932

Innolux Corp.(1)	1,688,078	682,075
Integrated Service Technology, Inc.	23,000	69,866
International CSRC Investment Holdings Co.	72,000	45,391
International Games System Co. Ltd.	6,000	128,004
Inventec Corp.(2)	449,000	608,659
ITE Technology, Inc.	10,000	50,108
Jarllytec Co. Ltd.	4,000	30,952
Jiin Yeeh Ding Enterprise Co. Ltd.	4,000	6,378
Jinan Acetate Chemical Co. Ltd.(2)	5,961	169,469
Jourdeness Group Ltd.	7,000	13,938
Kaimei Electronic Corp.	29,000	70,314
Kaori Heat Treatment Co. Ltd.	7,000	55,290
Kenmec Mechanical Engineering Co. Ltd.(2)	37,000	74,463
Kerry TJ Logistics Co. Ltd.	18,000	21,812
Kindom Development Co. Ltd.	84,000	100,715
King Polytechnic Engineering Co. Ltd.	22,000	51,168
King Yuan Electronics Co. Ltd.	206,000	546,508
King's Town Bank Co. Ltd.	49,000	61,809
Kinik Co.	12,000	70,537
Kinsus Interconnect Technology Corp.	43,000	136,211
KNH Enterprise Co. Ltd.(1)	27,000	24,745
Ko Ja Cayman Co. Ltd.	10,000	20,703
KS Terminals, Inc.	19,000	44,443
Kuo Toong International Co. Ltd.	70,000	102,335
Kura Sushi Asia Co. Ltd.	4,000	15,335
Kwong Lung Enterprise Co. Ltd.	11,000	19,105
L&K Engineering Co. Ltd.	56,000	261,968
Lanner Electronics, Inc.	25,440	93,501
Launch Technologies Co. Ltd.	7,000	12,936
Lealea Enterprise Co. Ltd.(1)	78,000	26,597
Lelon Electronics Corp.	5,000	11,113
Leofoo Development Co. Ltd.(1)	38,000	21,702
Lida Holdings Ltd.	23,000	23,430
Lingsen Precision Industries Ltd.	75,000	57,281
Longchen Paper & Packaging Co. Ltd.	71,000	34,092
Longwell Co.	34,000	67,227
Lotus Pharmaceutical Co. Ltd.(1)	17,000	140,743
Macronix International Co. Ltd.	369,000	340,039
Makalot Industrial Co. Ltd.	58,000	664,964
Marketech International Corp.	18,000	77,393
Materials Analysis Technology, Inc.	8,414	64,257
Megaforce Co. Ltd.(1)	3,000	1,873
Merry Electronics Co. Ltd.	48,000	175,114
Micro-Star International Co. Ltd.	116,000	681,010
MIN AIK Technology Co. Ltd.	1,000	704
Mirle Automation Corp.	15,000	17,572
MPI Corp.	19,000	133,176
My Humble House Hospitality Management Consulting(1)	16,000	30,202
Nan Liu Enterprise Co. Ltd.	1,000	2,670
Nan Ya Plastics Corp.	357,000	777,416
Nan Ya Printed Circuit Board Corp.	20,000	158,663
Nang Kuang Pharmaceutical Co. Ltd.	11,000	19,540
Nantex Industry Co. Ltd.	25,000	30,567
Nanya Technology Corp.	193,000	462,524
Netronix, Inc.	3,000	8,873

Nichidenbo Corp.	28,000	53,581
Niching Industrial Corp.	7,715	28,897
Nien Made Enterprise Co. Ltd.	27,000	293,677
Niko Semiconductor Co. Ltd.	5,800	12,094
Novatek Microelectronics Corp.	101,000	1,649,781
O-Bank Co. Ltd.	281,000	87,442
Orient Semiconductor Electronics Ltd.	134,000	253,451
O-TA Precision Industry Co. Ltd.(2)	14,000	39,326
Pacific Hospital Supply Co. Ltd.	1,000	2,771
Pegatron Corp.	25,000	64,933
PharmaEngine, Inc.	9,000	28,949
Pou Chen Corp.	367,000	362,360
Powerchip Semiconductor Manufacturing Corp.	585,000	563,246
Powertech Technology, Inc.	130,000	465,866
Poya International Co. Ltd.	3,060	50,016
President Securities Corp.	4,000	2,435
Primax Electronics Ltd.	78,000	160,959
Prince Housing & Development Corp.	83,000	29,304
Prosperity Dielectrics Co. Ltd.	19,000	33,115
Quanta Storage, Inc.	55,000	138,804
Quintain Steel Co. Ltd.	66,353	31,032
Radiant Opto-Electronics Corp.	94,000	397,232
Raydium Semiconductor Corp.	4,000	51,507
Realtek Semiconductor Corp.	41,000	589,538
Rich Development Co. Ltd.(1)	184,000	57,459
Rodex Fasteners Corp.	11,000	15,439
Roo Hsing Co. Ltd.(1)	30,000	3,846
Sanyang Motor Co. Ltd.	104,000	242,596
Scientech Corp.	8,000	56,357
Sea & Land Integrated Corp.	3,400	2,324
Senao Networks, Inc.	3,000	23,569
Shanghai Commercial & Savings Bank Ltd.	91,000	131,172
Sharehope Medicine Co. Ltd.	18,900	20,266
ShenMao Technology, Inc.	28,000	63,003
Shih Her Technologies, Inc.	2,000	5,129
Shih Wei Navigation Co. Ltd.	48,773	31,253
Shin Foong Specialty & Applied Materials Co. Ltd.	3,000	5,318
Shin Kong Financial Holding Co. Ltd.(1)(2)	1,615,000	465,395
Shin Zu Shing Co. Ltd.	35,000	137,738
Shinkong Insurance Co. Ltd.	9,000	19,640
Sigurd Microelectronics Corp.	110,000	224,915
Simplo Technology Co. Ltd.	32,000	389,378
Sincere Navigation Corp.	77,000	55,940
Sinmag Equipment Corp.	6,000	29,322
Sino-American Silicon Products, Inc.	24,000	140,340
Sinon Corp.	66,000	80,025
SinoPac Financial Holdings Co. Ltd.	1,613,200	975,327
Sinyi Realty, Inc.	1,000	954
Sitronix Technology Corp.	13,000	120,307
Siward Crystal Technology Co. Ltd.	27,000	29,673
Softstar Entertainment, Inc.	2,631	6,621
Solteam, Inc.	6,399	9,441
Sunonwealth Electric Machine Industry Co. Ltd.	40,000	125,748
Sunrex Technology Corp.	17,000	30,094
Supreme Electronics Co. Ltd.	141,487	253,109

Swancor Holding Co. Ltd.	12,000	37,137
Symtek Automation Asia Co. Ltd.	9,363	32,605
Syscom Computer Engineering Co.	13,000	22,863
T3EX Global Holdings Corp.	19,000	46,821
TA-I Technology Co. Ltd.	4,000	6,504
Tai Tung Communication Co. Ltd.(1)	5,000	3,179
Taichung Commercial Bank Co. Ltd.	610,339	308,721
TaiDoc Technology Corp.	11,000	55,312
Taimide Tech, Inc.	2,000	2,621
Tai-Saw Technology Co. Ltd.	19,000	17,337
Taishin Financial Holding Co. Ltd.	1,965,487	1,151,142
TAI-TECH Advanced Electronics Co. Ltd.	9,000	33,183
Taiwan Business Bank	988,449	427,296
Taiwan Cogeneration Corp.	3,610	4,622
Taiwan Hon Chuan Enterprise Co. Ltd.	52,000	199,740
Taiwan Line Tek Electronic	22,660	28,947
Taiwan Navigation Co. Ltd.	58,000	58,166
Taiwan Paiho Ltd.	76,000	151,182
Taiwan PCB Techvest Co. Ltd.	40,000	56,359
Taiwan Surface Mounting Technology Corp.	57,000	177,345
Taiwan Union Technology Corp.	62,000	243,201
Teco Electric & Machinery Co. Ltd.	373,000	557,663
Test Research, Inc.	6,000	12,007
Thye Ming Industrial Co. Ltd.	35,000	80,197
Ton Yi Industrial Corp.	112,000	57,609
Tong Yang Industry Co. Ltd.	108,000	256,973
Topco Scientific Co. Ltd.	26,866	157,270
Topkey Corp.	13,000	74,457
TPK Holding Co. Ltd.	78,000	88,802
Tripod Technology Corp.	71,000	438,036
Tsang Yow Industrial Co. Ltd.	20,000	21,545
Tsann Kuen Enterprise Co. Ltd.	28,331	35,618
TSRC Corp.	36,000	27,659
TTY Biopharm Co. Ltd.	9,000	23,886
Tung Ho Steel Enterprise Corp.	85,000	188,660
TXC Corp.	63,000	207,595
TYC Brother Industrial Co. Ltd.	61,000	77,432
UDE Corp.	2,000	3,979
U-Ming Marine Transport Corp.(2)	93,000	144,027
Unic Technology Corp.	37,000	30,878
Unimicron Technology Corp.(2)	189,000	1,071,538
Union Bank of Taiwan	269,655	119,850
Unitech Printed Circuit Board Corp.	99,000	65,680
United Integrated Services Co. Ltd.	38,000	297,296
United Microelectronics Corp.(2)	1,287,000	2,012,560
United Orthopedic Corp.	18,000	51,070
Universal Cement Corp.	61,800	56,359
USI Corp.	102,000	64,139
Utechzone Co. Ltd.	3,000	7,101
Vanguard International Semiconductor Corp.	141,000	359,423
Ventec International Group Co. Ltd.	18,000	51,497
Viking Tech Corp.	11,000	20,250
Wah Lee Industrial Corp.	22,000	70,821
Walsin Lihwa Corp.	167,000	208,206
Walsin Technology Corp.	21,000	91,664

Wan Hai Lines Ltd.	21,850	32,682
Wei Chuan Foods Corp.	7,000	4,341
Weikeng Industrial Co. Ltd.	103,000	94,472
Wholetech System Hitech Ltd.	3,000	6,860
Winbond Electronics Corp.	472,251	428,302
Winstek Semiconductor Co. Ltd.	14,000	40,071
Wisdom Marine Lines Co. Ltd.	78,000	121,412
Wistron Corp.	384,000	1,118,790
Wistron NeWeb Corp.	16,072	70,247
Wiwynn Corp.	15,000	841,612
Wonderful Hi-Tech Co. Ltd.(2)	21,000	21,305
Wowprime Corp.	19,790	154,689
WPG Holdings Ltd.	220,000	546,271
WT Microelectronics Co. Ltd.	8,000	30,381
Xxentria Technology Materials Corp.	15,000	36,198
Yang Ming Marine Transport Corp.	238,000	320,228
Yankey Engineering Co. Ltd.	6,519	65,744
YC INOX Co. Ltd.	80,000	69,093
YCC Parts Manufacturing Co. Ltd.	11,000	23,300
Yem Chio Co. Ltd.	80,000	42,839
Yen Sun Technology Corp.	17,000	25,033
Yeong Guan Energy Technology Group Co. Ltd.(1)	9,000	14,639
YFY, Inc.(2)	98,000	99,803
Yieh Phui Enterprise Co. Ltd.	98,000	52,035
Youngtek Electronics Corp.	16,000	30,964
Yuanta Financial Holding Co. Ltd.	1,171,387	974,625
Yulon Finance Corp.	28,916	175,304
Yulon Motor Co. Ltd.(2)	123,208	303,559
YungShin Global Holding Corp.	30,000	44,657
Zero One Technology Co. Ltd.	31,000	65,508
Zhen Ding Technology Holding Ltd.	90,000	298,413
Zippy Technology Corp.	5,000	7,677
Zyxel Group Corp.	70,558	126,532
		59,097,450
Thailand — 2.4%
AAPICO Hitech PCL, NVDR	42,800	33,193
Advanced Info Service PCL, NVDR	110,700	686,657
AEON Thana Sinsap Thailand PCL, NVDR	17,900	80,680
Amanah Leasing PCL, NVDR	10,700	627
Asia Plus Group Holdings PCL, NVDR	207,200	16,260
Bangchak Corp. PCL, NVDR	262,100	323,852
Bangkok Airways PCL, NVDR	151,500	61,225
Bangkok Chain Hospital PCL, NVDR	285,600	173,881
Banpu PCL, NVDR	1,244,800	263,825
BCPG PCL, NVDR	98,800	25,017
BEC World PCL, NVDR	137,600	20,548
Better World Green PCL, NVDR(1)	19,000	303
BG Container Glass PCL, NVDR	13,400	3,086
Buriram Sugar PCL, NVDR	98,000	14,077
Charoen Pokphand Foods PCL, NVDR	407,700	230,418
Chularat Hospital PCL, NVDR	902,000	72,222
Dynasty Ceramic PCL, NVDR	481,100	21,470
Ekachai Medical Care PCL, NVDR	151,563	31,741
Erawan Group PCL, NVDR(1)	697,400	104,142
Esso Thailand PCL, NVDR	201,600	48,125

G J Steel PCL, NVDR(1)	1,695,200	10,619
GFPT PCL, NVDR	12,200	3,748
Gunkul Engineering PCL, NVDR	556,600	41,182
Home Product Center PCL, NVDR	685,900	230,122
Ichitan Group PCL, NVDR	2,000	813
Indorama Ventures PCL, NVDR	173,300	120,717
Interlink Communication PCL, NVDR	11,200	2,310
Italian-Thai Development PCL, NVDR(1)	909,700	29,724
Jasmine International PCL, NVDR(1)	82,600	5,455
Jaymart Group Holdings PCL, NVDR	800	403
Karmarts PCL, NVDR	5,600	1,847
Kasikornbank PCL, NVDR	62,600	227,764
KGI Securities Thailand PCL, NVDR	217,200	27,436
Kiatnakin Phatra Bank PCL, NVDR	30,000	40,756
Krung Thai Bank PCL, NVDR	396,600	205,293
Krungthai Card PCL, NVDR	145,300	193,178
Lanna Resources PCL, NVDR	57,700	24,607
Major Cineplex Group PCL, NVDR	121,500	52,515
MC Group PCL, NVDR	52,800	16,968
Mega Lifesciences PCL, NVDR	57,600	65,067
MFEC PCL, NVDR	42,300	7,518
Minor International PCL, NVDR	508,500	394,314
MK Restaurants Group PCL, NVDR	45,900	51,871
Mono Next PCL, NVDR(1)	102,800	2,427
Muangthai Capital PCL, NVDR	135,600	168,725
Northeast Rubber PCL, NVDR	155,700	20,377
Origin Property PCL, NVDR	1,600	398
Polyplex Thailand PCL, NVDR	11,800	3,660
Precious Shipping PCL, NVDR	219,400	52,638
Premier Marketing PCL, NVDR	11,100	2,415
Prima Marine PCL, NVDR	250,500	36,359
Pruksa Holding PCL, NVDR	139,300	48,344
PTG Energy PCL, NVDR	202,200	48,290
PTT Exploration & Production PCL, NVDR	165,800	711,729
PTT Oil & Retail Business PCL, NVDR	294,900	166,898
PTT PCL, NVDR	1,050,600	1,037,830
Ratchthani Leasing PCL, NVDR	2,600	201
Regional Container Lines PCL, NVDR	103,900	57,300
Sabina PCL, NVDR	32,800	24,938
Samart Corp. PCL, NVDR(1)	116,800	14,753
SC Asset Corp. PCL, NVDR	38,000	3,331
SCGJWD Logistics PCL, NVDR	300	123
Siam Global House PCL, NVDR	211,200	100,792
SNC Former PCL, NVDR	24,300	6,010
Somboon Advance Technology PCL, NVDR	32,100	15,885
SPCG PCL, NVDR	43,000	14,920
Sri Trang Agro-Industry PCL, NVDR	178,000	77,456
Srisawad Corp. PCL, NVDR	95,700	120,425
Srithai Superware PCL, NVDR	311,500	9,745
Srivichai Vejvivat PCL, NVDR	10,200	2,146
Star Petroleum Refining PCL, NVDR	411,600	95,751
Super Energy Corp. PCL, NVDR(1)	1,772,400	22,160
Susco PCL, NVDR	176,300	21,446
SVI PCL, NVDR	24,500	4,882
Thai Oil PCL, NVDR	175,100	255,917

Thai Union Group PCL, NVDR	452,500	189,000
Thaifoods Group PCL, NVDR	199,300	17,678
Thonburi Healthcare Group PCL, NVDR	200	350
Thoresen Thai Agencies PCL, NVDR	147,400	21,993
Tipco Asphalt PCL, NVDR	100,500	47,126
Tisco Financial Group PCL, NVDR	30,300	83,775
TPI Polene PCL, NVDR	398,000	15,604
TPI Polene Power PCL, NVDR	111,600	10,531
		7,499,904
Turkey — 1.1%
Agesa Hayat ve Emeklilik AS	8,973	18,354
Akbank TAS	341,662	398,545
Albaraka Turk Katilim Bankasi AS(1)	134,482	18,688
Dogus Otomotiv Servis ve Ticaret AS	1,872	15,906
Dyo Boya Fabrikalari Sanayi ve Ticaret AS	19,945	26,284
Haci Omer Sabanci Holding AS	124,870	263,817
Info Yatirim AS	50,453	23,637
Is Finansal Kiralama AS(1)	63,453	29,721
Is Yatirim Menkul Degerler AS	84,293	90,337
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	3,467	2,420
KOC Holding AS	67,924	332,406
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	6,545	12,513
NET Holding AS(1)	68,495	49,344
Pegasus Hava Tasimaciligi AS(1)	7,004	171,218
Sekerbank Turk AS	124,765	30,282
Selcuk Ecza Deposu Ticaret ve Sanayi AS	18,816	36,333
Tekfen Holding AS	26,181	40,938
Teknosa Ic Ve Dis Ticaret AS(1)	29,170	35,820
Turk Hava Yollari AO(1)	48,896	425,398
Turkcell Iletisim Hizmetleri AS, ADR(1)	29,337	146,098
Turkiye Halk Bankasi AS(1)	5,710	2,569
Turkiye Is Bankasi AS, C Shares	314,090	233,658
Turkiye Petrol Rafinerileri AS	92,701	490,312
Turkiye Sinai Kalkinma Bankasi AS(1)	231,816	57,230
Turkiye Vakiflar Bankasi TAO, D Shares(1)	189,424	91,271
Vakif Finansal Kiralama AS(1)	99,368	19,137
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	72	188
Vestel Beyaz Esya Sanayi ve Ticaret AS	93,221	53,447
Vestel Elektronik Sanayi ve Ticaret AS(1)	37,003	76,580
Yapi ve Kredi Bankasi AS	370,209	246,600
Yesil Yapi Endustrisi AS(1)	18,467	2,444
Zorlu Enerji Elektrik Uretim AS(1)	272,323	47,971
		3,489,466
TOTAL COMMON STOCKS (Cost $305,977,627)		317,949,240
RIGHTS†
China†
Zhejiang Expressway Co. Ltd.(1) (Cost $—)	152,760	17,210
WARRANTS†
Malaysia†
PESTECH International Bhd(1)	1,700	39
Thailand†
Buriram Sugar PCL, NVDR(1)	8,450	131
Kiatnakin Phatra Bank PCL, NVDR(1)	2,417	119

Kiatnakin Phatra Bank PCL, NVDR(1)	2,417	13
		263
TOTAL WARRANTS (Cost $—)		302
SHORT-TERM INVESTMENTS — 0.9%
Money Market Funds — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,662,660	1,662,660
State Street Navigator Securities Lending Government Money Market Portfolio(4)	1,126,607	1,126,607
TOTAL SHORT-TERM INVESTMENTS (Cost $2,789,267)		2,789,267
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $308,766,894)		320,756,019
OTHER ASSETS AND LIABILITIES — (1.0)%		(3,052,713)
TOTAL NET ASSETS — 100.0%		$317,703,306

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	23.3%
Information Technology	15.0%
Industrials	13.3%
Consumer Discretionary	13.0%
Materials	12.6%
Energy	6.9%
Communication Services	4.6%
Health Care	4.0%
Consumer Staples	2.8%
Real Estate	2.6%
Utilities	2.0%
Short-Term Investments	0.9%
Other Assets and Liabilities	(1.0)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $8,379,806. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $8,033,416, which includes securities collateral of $6,906,809.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$12,247,825	$8,078,578	—
Chile	603	2,072,520	—
China	17,488,238	62,139,501	—
Colombia	109,445	—	—
India	628,611	58,297,825	—
Indonesia	1,467,575	5,132,897	—
Mexico	1,166,872	8,148,530	—
Philippines	925	2,188,107	—
South Africa	3,219,329	7,961,559	—
South Korea	8,687,042	36,617,258	—
Taiwan	1,400,235	57,697,215	—
Turkey	146,098	3,343,368	—
Other Countries	—	19,709,084	—
Rights	—	17,210	—
Warrants	—	302	—
Short-Term Investments	2,789,267	—	—
	$49,352,065	$271,403,954	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.